White Oak Select Growth Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS - 96.30% Shares Fair Value
COMMUNICATIONS - 19.04%
Internet Media & Services - 19.04%
Alphabet, Inc. - Class A
(a)
152,000 $ 21,295,200
Alphabet, Inc. - Class C
(a)
199,418 28,277,472
Meta Platforms, Inc. - Class A
(a)
56,975 22,228,227
71,800,899
CONSUMER DISCRETIONARY - 13.96%
E-Commerce Discretionary - 8.88%
Amazon.com, Inc.
(a)
215,913 33,509,698
Retail - Discretionary - 5.08%
Lowe's Companies, Inc. 90,000 19,155,600
FINANCIALS - 16.18%
Asset Management - 5.24%
Charles Schwab Corp. (The) 314,100 19,763,172
Banking - 6.43%
JPMorgan Chase & Co. 139,065 24,247,373
Institutional Financial Services - 0.68%
State Street Corp. 35,000 2,585,450
Insurance - 3.83%
Chubb Ltd. 58,937 14,439,565
HEALTH CARE - 22.96%
Biotech & Pharma - 12.19%
Amgen, Inc. 82,460 25,913,880
Novartis AG - ADR 114,060 11,801,788
Pfizer, Inc. 275,700 7,465,956
Sandoz Group AG
(a)(b)
22,812 783,706
45,965,330
Health Care Facilities & Services - 5.44%
Cigna Corp. 32,952 9,916,904
Laboratory Corporation of America Holdings
(b)
47,770 10,619,271
20,536,175
Medical Equipment & Devices - 5.33%
Alcon, Inc.
(b)
138,000 10,365,180
Zimmer Biomet Holdings, Inc. 77,390 9,720,184
20,085,364
TECHNOLOGY - 24.16%
Semiconductors - 15.59%
KLA Corp. 44,835 26,633,783
NXP Semiconductors NV 66,513 14,005,643
QUALCOMM, Inc. 122,300 18,162,773
58,802,199
Technology Hardware - 6.52%
Cisco Systems, Inc. 490,000 24,588,200

White Oak Select Growth Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS - 96.30% (Continued) Shares Fair Value
TECHNOLOGY - 24.16% (Continued)
Technology Services - 2.05%
Cognizant Technology Solutions Corp. - Class A 100,000 $ 7,712,000
TOTAL COMMON STOCKS  (Cost $156,782,619) 363,191,025
SHORT-TERM INVESTMENTS - 6.24%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.34%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.95%, dated 1/31/2024 and
maturing 2/1/2024, collateralized by U . S . Treasury Securities with rates ranging from 0.38% to 4.25% and maturity dates
ranging from 4/30/2025 to 1/31/2029 with a par value of
$1,377,362 and a collateral value of $1,315,61 1 1,289,806 1,289,806
COLLATERAL FOR SECURITIES LOANED - 5.90%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%
(c)
22,251,275 22,251,275
TOTAL SHORT-TERM INVESTMENTS (Cost $23,541,081) 23,541,081
TOTAL INVESTMENTS - 102.54% (Cost $180,323,700) 386,732,106
Liabilities in Excess of Other Assets - (2.54)% (9,572,104)
NET ASSETS - 100.00% $ 377,160,002
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $21,544,298 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt

Pin Oak Equity Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS - 94.50% Shares Fair Value
COMMUNICATIONS - 15.29%
Internet Media & Services - 15.29%
Alphabet, Inc. - Class A
(a)
27,500 $ 3,852,750
Alphabet, Inc. - Class C
(a)
58,401 8,281,262
Meta Platforms, Inc. - Class A
(a)
18,569 7,244,509
19,378,521
CONSUMER DISCRETIONARY - 11.60%
E-Commerce Discretionary - 11.60%
Amazon.com, Inc.
(a)
68,280 10,597,056
eBay, Inc. 100,000 4,107,000
14,704,056
ENERGY - 1.27%
Oil & Gas Producers - 1.27%
Coterra Energy, Inc. 65,000 1,617,200
FINANCIALS - 14.15%
Asset Management - 4.59%
Charles Schwab Corp. (The) 92,500 5,820,100
Institutional Financial Services - 4.41%
Bank of New York Mellon Corp. (The) 100,745 5,587,318
Insurance - 5.15%
Assurant, Inc. 38,900 6,533,255
HEALTH CARE - 20.32%
Biotech & Pharma - 11.94%
Amgen, Inc. 18,500 5,813,810
Gilead Sciences, Inc. 48,145 3,767,828
Regeneron Pharmaceuticals, Inc.
(a)
5,881 5,544,489
15,126,127
Health Care Facilities & Services - 8.38%
McKesson Corp. 17,400 8,698,086
Quest Diagnostics, Inc.
(b)
15,000 1,926,450
10,624,536
INDUSTRIALS - 2.62%
Electrical Equipment - 2.62%
Amphenol Corp. - Class A 32,860 3,322,146
TECHNOLOGY - 29.25%
Semiconductors - 9.37%
Diodes, Inc.
(a)
17,411 1,172,108
KLA Corp. 13,998 8,315,372
Microchip Technology, Inc. 28,089 2,392,621
11,880,101
Software - 2.95%
Akamai Technologies, Inc.
(a)
30,324 3,736,827
Technology Services - 16.93%
Amdocs Ltd. 81,587 7,479,896
Paychex, Inc. 34,649 4,217,823
PayPal Holdings, Inc.
(a)
19,996 1,226,755

Pin Oak Equity Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS - 94.50% (Continued) Shares Fair Value
TECHNOLOGY - 29.25% (Continued)
Technology Services - 16.93% (Continued)
Visa, Inc. - Class A
(b)
31,220 $ 8,531,177
21,455,651
TOTAL COMMON STOCKS  (Cost $55,547,545) 119,785,838
SHORT-TERM INVESTMENTS - 10.06%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.62%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.95%, dated 1/31/2024 and
maturing 2/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 4.25% and maturity dates
ranging from 4/30/2025 to 1/31/2029 with a par value of
$2,189,162 and a collateral value of $2,091,016 2,050,001 2,050,001
COLLATERAL FOR SECURITIES LOANED - 8.44%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%
(c)
10,691,729 10,691,729
TOTAL SHORT-TERM INVESTMENTS (Cost $12,741,730) 12,741,730
TOTAL INVESTMENTS - 104.56% (Cost $68,289,275) 132,527,568
Liabilities in Excess of Other Assets - (4.56)% (5,781,090)
NET ASSETS - 100.00% $ 126,746,478
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,352,832 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.

Rock Oak Core Growth Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS - 96.66% Shares Fair Value
CONSUMER DISCRETIONARY - 7.02%
Leisure Products - 3.56%
Thor Industries, Inc.
(a)
3,490 $ 394,440
Wholesale - Discretionary - 3.46%
Pool Corp.
(a)
1,030 382,387
ENERGY - 6.88%
Oil & Gas Producers - 5.85%
Coterra Energy, Inc. 11,541 287,140
Murphy USA, Inc. 1,024 360,981
648,121
Renewable Energy - 1.03%
SolarEdge Technologies, Inc.
(a)(b)
1,709 113,648
FINANCIALS - 8.48%
Insurance - 8.48%
Assurant, Inc. 1,830 307,349
Hartford Financial Services Group, Inc. (The) 7,250 630,460
937,809
HEALTH CARE - 17.31%
Biotech & Pharma - 8.63%
Exelixis, Inc.
(b)
18,149 394,922
Jazz Pharmaceuticals PLC
(b)
2,825 346,684
Viatris, Inc. 18,120 213,273
954,879
Health Care Facilities & Services - 8.68%
Cardinal Health, Inc. 5,250 573,248
Quest Diagnostics, Inc.
(a)
3,015 387,216
960,464
INDUSTRIALS - 22.62%
Aerospace & Defense - 4.44%
TransDigm Group, Inc.
(a)
450 491,706
Commercial Support Services - 4.84%
Republic Services, Inc. 3,130 535,606
Industrial Support Services - 3.09%
Applied Industrial Technologies, Inc. 1,936 341,626
Machinery - 10.25%
Curtiss-Wright Corp. 1,620 360,563
ESAB Corp. 3,618 311,112
Nordson Corp. 1,839 462,913
1,134,588
MATERIALS - 7.99%
Chemicals - 2.84%
CF Industries Holdings, Inc.
(a)
4,159 314,046
Construction Materials - 5.15%
Carlisle Companies, Inc. 1,815 570,382

Rock Oak Core Growth Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS - 96.66% (Continued) Shares Fair Value
TECHNOLOGY - 26.36%
Software - 3.03%
Veeva Systems, Inc. - Class A
(b)
900 $ 186,669
Zscaler, Inc.
(a)(b)
632 148,943
335,612
Technology Hardware - 13.32%
F5, Inc.
(b)
2,820 518,034
NetApp, Inc.
(a)
5,805 506,196
Seagate Technology PLC 5,250 449,820
1,474,050
Technology Services - 10.01%
Amdocs Ltd. 3,602 330,231
Cognizant Technology Solutions Corp. - Class A 5,507 424,700
Parsons Corp.
(b)
1,731 112,775
Science Applications International Corp. 1,880 240,001
1,107,707
TOTAL COMMON STOCKS  (Cost $7,637,452) 10,697,071
SHORT-TERM INVESTMENTS - 26.16%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 3.33%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.95%, dated 1/31/2024 and
maturing 2/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 4.25% and maturity dates
ranging from 4/30/2025 to 1/31/2029 with a par value of
$393,633 and a collateral value of $375,985 368,610 368,610
COLLATERAL FOR SECURITIES LOANED - 22.83%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%
(c)
2,526,637 2,526,637
TOTAL SHORT-TERM INVESTMENTS (Cost $2,895,247) 2,895,247
TOTAL INVESTMENTS - 122.82% (Cost $10,532,699) 13,592,318
Liabilities in Excess of Other Assets - (22.82)% (2,525,279)
NET ASSETS - 100.00% $ 11,067,039
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,447,766 .
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.

River Oak Discovery Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS - 99.09% Shares Fair Value
CONSUMER DISCRETIONARY - 6.82%
Consumer Services - 3.77%
Adtalem Global Education, Inc.
(a)
17,305 $ 873,556
Retail - Discretionary - 3.05%
Asbury Automotive Group, Inc.
(a)
3,380 706,623
CONSUMER STAPLES - 5.17%
Household Products - 5.17%
Edgewell Personal Care Co.
(b)
17,322 641,780
Energizer Holdings, Inc.
(b)
17,603 556,607
1,198,387
ENERGY - 1.70%
Renewable Energy - 1.70%
SolarEdge Technologies, Inc.
(a)(b)
5,919 393,614
FINANCIALS - 10.63%
Asset Management - 5.18%
AllianceBernstein Holding LP 21,518 721,929
Artisan Partners Asset Management, Inc. - Class A
(b)
11,425 478,708
1,200,637
Insurance - 5.45%
CNO Financial Group, Inc. 19,434 528,216
Selective Insurance Group, Inc. 7,000 734,020
1,262,236
HEALTH CARE - 13.31%
Biotech & Pharma - 7.15%
Ironwood Pharmaceuticals, Inc.
(a)(b)
57,917 821,842
Prestige Consumer Healthcare, Inc.
(a)
13,557 834,298
1,656,140
Health Care Facilities & Services - 6.16%
Ensign Group, Inc. (The)
(b)
7,572 857,302
Progyny, Inc.
(a)(b)
15,006 571,578
1,428,880
INDUSTRIALS - 31.12%
Commercial Support Services - 14.43%
Barrett Business Services, Inc. 9,477 1,063,983
Kforce, Inc.
(b)
14,641 1,000,712
Korn Ferry 11,359 666,433
V2X, Inc.
(a)
15,768 613,217
3,344,345
Electrical Equipment - 4.53%
Advanced Energy Industries, Inc. 10,072 1,049,301
Industrial Support Services - 4.57%
Applied Industrial Technologies, Inc. 6,000 1,058,760
Machinery - 7.59%
ESAB Corp. 5,971 513,447
Kadant, Inc.
(b)
4,352 1,244,672
1,758,119

River Oak Discovery Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS - 99.09% (Continued) Shares Fair Value
TECHNOLOGY - 30.34%
Semiconductors - 21.97%
Ambarella, Inc.
(a)(b)
8,849 $ 465,104
Cirrus Logic, Inc.
(a)
11,637 898,376
Cohu, Inc.
(a)
23,005 732,939
Diodes, Inc.
(a)
10,822 728,537
Kulicke & Soffa Industries, Inc. 22,922 1,153,435
Silicon Motion Technology Corp. - ADR
(a)
9,000 566,820
Tower Semiconductor Ltd.
(a)
18,941 546,448
5,091,659
Software - 3.16%
Clear Secure, Inc.
(b)
20,198 384,368
Verint Systems, Inc.
(a)
11,703 347,462
731,830
Technology Services - 5.21%
ICF International, Inc. 1,672 232,475
Perficient, Inc.
(a)
14,311 975,008
1,207,483
TOTAL COMMON STOCKS  (Cost $17,430,741) 22,961,570
SHORT-TERM INVESTMENTS - 22.21%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.02%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.95%, dated 1/31/2024 and
maturing 2/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 4.25% and maturity dates
ranging from 4/30/2025 to 1/31/2029 with a par value of
$252,436 and a collateral value of $241,119 236,389 236,389
COLLATERAL FOR SECURITIES LOANED - 21.19%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%
(c)
4,909,635 4,909,635
TOTAL SHORT-TERM INVESTMENTS (Cost $5,146,024) 5,146,024
TOTAL INVESTMENTS - 121.30% (Cost $22,576,765) 28,107,594
Liabilities in Excess of Other Assets - (21.30)% (4,934,906)
NET ASSETS - 100.00% $ 23,172,688
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,687,032 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt

Red Oak Technology Select Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS - 99.41% Shares Fair Value
COMMUNICATIONS - 14.80%
Internet Media & Services - 14.80%
Alphabet, Inc. - Class A
(a)
75,000 $ 10,507,500
Alphabet, Inc. - Class C
(a)
304,720 43,209,296
Meta Platforms, Inc. - Class A
(a)
83,225 32,469,401
86,186,197
CONSUMER DISCRETIONARY - 9.29%
E-Commerce Discretionary - 9.29%
Amazon.com, Inc.
(a)
263,000 40,817,600
eBay, Inc. 324,030 13,307,912
54,125,512
INDUSTRIALS - 2.33%
Aerospace & Defense - 1.29%
Lockheed Martin Corp. 17,399 7,471,305
Electrical Equipment - 1.04%
Amphenol Corp. - Class A 60,000 6,066,000
TECHNOLOGY - 72.99%
Semiconductors - 28.57%
Advanced Micro Devices, Inc.
(a)
90,000 15,092,100
Broadcom, Inc. 17,784 20,985,120
Intel Corp. 147,615 6,359,254
KLA Corp. 68,609 40,756,490
Microchip Technology, Inc. 95,000 8,092,100
NVIDIA Corp. 30,000 18,458,100
NXP Semiconductors NV 113,550 23,910,224
Qorvo, Inc.
(a)
100,000 9,974,000
QUALCOMM, Inc. 153,200 22,751,732
166,379,120
Software - 21.93%
Akamai Technologies, Inc.
(a)
116,780 14,390,799
Check Point Software Technologies Ltd.
(a)
58,700 9,329,191
Microsoft Corp. 99,403 39,520,645
Oracle Corp. 262,554 29,327,282
Synopsys, Inc.
(a)
65,970 35,185,100
127,753,017
Technology Hardware - 11.19%
Apple, Inc. 106,078 19,560,783
Cisco Systems, Inc. 576,180 28,912,712
NetApp, Inc.
(b)
191,334 16,684,325
65,157,820
Technology Services - 11.30%
Accenture PLC - Class A 50,118 18,236,938
Global Payments, Inc. 93,157 12,411,307
MasterCard, Inc. - Class A 29,642 13,316,076

Red Oak Technology Select Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS - 99.41% (Continued) Shares Fair Value
TECHNOLOGY - 72.99% (Continued)
Technology Services - 11.30% (Continued)
Visa, Inc. - Class A
(b)
80,000 $ 21,860,800
65,825,121
TOTAL COMMON STOCKS  (Cost $193,331,334) 578,964,092
SHORT-TERM INVESTMENTS - 6.44%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.74%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.95%, dated 1/31/2024 and
maturing 2/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 4.25% and maturity dates
ranging from 4/30/2025 to 1/31/2029 with a par value of
$4,625,038 and a collateral value of $4,417,686 4,331,033 4,331,033
COLLATERAL FOR SECURITIES LOANED - 5.70%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%
(c)
33,216,917 33,216,917
TOTAL SHORT-TERM INVESTMENTS (Cost $37,547,950) 37,547,950
TOTAL INVESTMENTS - 105.85% (Cost $230,879,284) 616,512,042
Liabilities in Excess of Other Assets - (5.85)% (34,098,764)
NET ASSETS - 100.00% $ 582,413,278
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $32,041,926 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.

Black Oak Emerging Technology Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS - 98.06% Shares Fair Value
CONSUMER DISCRETIONARY - 1.93%
Automotive - 1.93%
Tesla, Inc.
(a)(b)
5,817 $ 1,089,466
ENERGY - 2.02%
Renewable Energy - 2.02%
SolarEdge Technologies, Inc.
(a)(b)
17,163 1,141,339
HEALTH CARE - 2.86%
Medical Equipment & Devices - 2.86%
Intuitive Surgical, Inc.
(a)
4,259 1,610,839
INDUSTRIALS - 11.19%
Electrical Equipment - 3.24%
Advanced Energy Industries, Inc.
(b)
17,560 1,829,401
Industrial Support Services - 4.38%
Applied Industrial Technologies, Inc. 14,000 2,470,440
Machinery - 3.57%
Nordson Corp. 8,000 2,013,760
TECHNOLOGY - 80.06%
Information Technology - 2.51%
Paylocity Holdings Corp.
(a)(b)
8,930 1,414,601
Semiconductors - 35.59%
Advanced Micro Devices, Inc.
(a)
12,304 2,063,258
Cirrus Logic, Inc.
(a)
21,731 1,677,633
Cohu, Inc.
(a)
59,077 1,882,193
Diodes, Inc.
(a)
25,770 1,734,837
KLA Corp. 4,958 2,945,250
Kulicke & Soffa Industries, Inc.
(b)
44,645 2,246,537
Lam Research Corp. 2,970 2,450,755
NVIDIA Corp. 3,016 1,855,654
QUALCOMM, Inc. 12,776 1,897,364
Silicon Motion Technology Corp. - ADR
(a)
20,940 1,318,801
20,072,282
Software - 19.90%
Clear Secure, Inc.
(b)
44,795 852,449
Concentrix Corp.
(b)
13,134 1,167,219
Crowdstrike Holdings, Inc. - Class A
(a)
5,576 1,630,980
Fortinet, Inc.
(a)
25,980 1,675,450
Salesforce.com, Inc.
(a)
8,759 2,462,067
Veeva Systems, Inc. - Class A
(a)
6,396 1,326,594
Zscaler, Inc.
(a)(b)
8,936 2,105,947
11,220,706
Technology Hardware - 3.63%
F5, Inc.
(a)
11,141 2,046,602
Technology Services - 18.43%
Amdocs Ltd. 20,298 1,860,921
Cognizant Technology Solutions Corp. - Class A 9,600 740,352

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS - 98.06% (Continued) Shares Fair Value
TECHNOLOGY - 80.06% (Continued)
Technology Services - 18.43% (Continued)
CSG Systems International, Inc.
(b)
10,000 $ 503,100
ICF International, Inc. 5,000 695,200
Jack Henry & Associates, Inc. 6,981 1,157,659
Parsons Corp.
(a)(b)
17,211 1,121,297
PayPal Holdings, Inc.
(a)
15,720 964,422
Perficient, Inc.
(a)
19,395 1,321,381
Science Applications International Corp. 15,921 2,032,475
10,396,807
TOTAL COMMON STOCKS  (Cost $30,409,040) 55,306,243
SHORT-TERM INVESTMENTS - 25.00%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 2.01%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.95%, dated 1/31/2024 and
maturing 2/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 4.25% and maturity dates
ranging from 4/30/2025 to 1/31/2029 with a par value of
$1,208,151 and a collateral value of $1,153,987 1,131,351 1,131,351
COLLATERAL FOR SECURITIES LOANED - 22.99%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%
(c)
12,965,289 12,965,289
TOTAL SHORT-TERM INVESTMENTS (Cost $14,096,640) 14,096,640
TOTAL INVESTMENTS - 123.06% (Cost $44,505,680) 69,402,883
Liabilities in Excess of Other Assets - (23.06)% (13,004,622)
NET ASSETS - 100.00% $ 56,398,261
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $12,384,799.
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt

Live Oak Health Sciences Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS - 99.73% Shares Fair Value
HEALTH CARE - 99.73%
Biotech - 26.58%
Amgen, Inc. 8,889 $ 2,793,457
Biogen, Inc.
(a)
5,006 1,234,780
Exelixis, Inc.
(a)
84,000 1,827,840
Gilead Sciences, Inc. 13,718 1,073,571
Incyte Corp.
(a)
15,890 933,855
Regeneron Pharmaceuticals, Inc.
(a)
3,190 3,007,468
United Therapeutics Corp.
(a)
7,465 1,603,333
Vertex Pharmaceuticals, Inc.
(a)
3,925 1,701,017
14,175,321
Health Care Facilities - 2.73%
Ensign Group, Inc. (The) 12,852 1,455,103
Health Care Services - 5.54%
Laboratory Corporation of America Holdings
(b)
7,004 1,556,989
Progyny, Inc.
(a)(b)
36,761 1,400,227
2,957,216
Health Care Supply Chain - 17.19%
Cardinal Health, Inc. 18,150 1,981,799
Cencora, Inc.
(b)
11,188 2,603,224
Cigna Corp. 6,199 1,865,589
McKesson Corp.
(b)
5,448 2,723,401
9,174,013
Large Pharmaceuticals - 9.01%
Johnson & Johnson 8,463 1,344,771
Merck & Co., Inc. 13,962 1,686,330
Novartis AG - ADR 17,194 1,779,063
4,810,164
Life Science & Diagnostics - 11.29%
Bio-Rad Laboratories, Inc. - Class A
(a)(b)
3,355 1,076,586
Danaher Corp. 6,364 1,526,787
Revvity, Inc. 14,979 1,605,449
Thermo Fisher Scientific, Inc. 3,369 1,815,824
6,024,646
Managed Care - 16.45%
Centene Corp.
(a)
23,653 1,781,307
Elevance Health, Inc. 3,925 1,936,752
Humana, Inc.
(b)
3,917 1,480,861
Molina Healthcare, Inc.
(a)(b)
5,191 1,850,280
UnitedHealth Group, Inc. 3,369 1,724,052
8,773,252
Medical Devices - 5.47%
Medtronic PLC 16,178 1,416,222
Stryker Corp. 4,479 1,502,615
2,918,837
Medical Equipment - 3.54%
Intuitive Surgical, Inc.
(a)
4,996 1,889,587

Live Oak Health Sciences Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS - 99.73% (Continued) Shares Fair Value
HEALTH CARE - 99.73% (Continued)
Specialty & Generic Pharmaceuticals - 1.93%
Jazz Pharmaceuticals PLC
(a)
8,409 $ 1,031,952
TOTAL COMMON STOCKS  (Cost $34,076,761) 53,210,091
SHORT-TERM INVESTMENTS - 15.05%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.37%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.95%, dated 1/31/2024 and
maturing 2/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 4.25% and maturity dates
ranging from 4/30/2025 to 1/31/2029 with a par value of
$211,517 and a collateral value of $202,035 198,072 198,072
COLLATERAL FOR SECURITIES LOANED - 14.68%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%
(c)
7,829,335 7,829,335
TOTAL SHORT-TERM INVESTMENTS (Cost $8,027,407) 8,027,407
TOTAL INVESTMENTS - 114.78% (Cost $42,104,168) 61,237,498
Liabilities in Excess of Other Assets - (14.78)% (7,887,316)
NET ASSETS - 100.00% $ 53,350,182
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,777,538.
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt